JHAA
Nuveen Corporate Income 2023 Target Term Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 124.7% (94.1% of Total Investments)
	CORPORATE BONDS – 85.2% (64.3% of Total Investments)
	Aerospace & Defense – 0.7%
$600	Bombardier Inc, 144A	6.125%	1/15/23	B	$513,000
	Air Freight & Logistics – 1.6%
1,200	XPO Logistics Inc, 144A	6.125%	9/01/23	BB-	1,224,810
	Airlines – 1.2%
1,000	United Airlines Holdings Inc	5.000%	2/01/24	Ba3	875,000
	Auto Components – 1.7%
975	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.750%	2/01/24	BB+	1,000,131
250	ZF North America Capital Inc, 144A	4.500%	4/29/22	BB+	256,417
1,225	Total Auto Components				1,256,548
	Automobiles – 4.2%
375	Fiat Chrysler Automobiles NV	5.250%	4/15/23	BBB-	393,750
2,000	Ford Motor Credit Co LLC	3.370%	11/17/23	BB+	1,970,000
800	Ford Motor Credit Co LLC	5.584%	3/18/24	BB+	832,190
3,175	Total Automobiles				3,195,940
	Chemicals – 4.2%
100	Blue Cube Spinco LLC	9.750%	10/15/23	BB-	103,125
300	Chemours Co	6.625%	5/15/23	B1	303,599
1,525	NOVA Chemicals Corp, 144A	4.875%	6/01/24	BB-	1,514,058
1,200	OCI NV, 144A	6.625%	4/15/23	BB	1,239,750
3,125	Total Chemicals				3,160,532
	Commercial Services & Supplies – 2.6%
1,475	ADT Security Corp	4.125%	6/15/23	BB-	1,545,984
400	Pitney Bowes Inc	5.950%	4/01/23	BB	396,000
1,875	Total Commercial Services & Supplies				1,941,984
	Communications Equipment – 1.0%
750	CommScope Inc, 144A	5.500%	3/01/24	Ba3	770,678
	Consumer Finance – 3.7%
500	Navient Corp	5.500%	1/25/23	Ba3	504,580
800	Navient Corp	7.250%	9/25/23	Ba3	828,000
1,300	OneMain Finance Corp	8.250%	10/01/23	BB-	1,443,000
2,600	Total Consumer Finance				2,775,580

JHAA	Nuveen Corporate Income 2023 Target Term Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Containers & Packaging – 2.5%
$106	Berry Global Inc	5.125%	7/15/23	BB	$107,601
500	OI European Group BV, 144A	4.000%	3/15/23	Ba3	507,500
405	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A	5.125%	7/15/23	B+	410,062
850	Sealed Air Corp, 144A	5.250%	4/01/23	BB+	896,750
1,861	Total Containers & Packaging				1,921,913
	Diversified Financial Services – 3.3%
400	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	BBB	412,095
900	Comunicaciones Celulares SA Via Comcel Trust, 144A	6.875%	2/06/24	Ba1	917,352
300	Park Aerospace Holdings Ltd, 144A	4.500%	3/15/23	BBB-	297,611
350	Park Aerospace Holdings Ltd, 144A	5.500%	2/15/24	BBB-	352,187
500	PetSmart Inc, 144A	7.125%	3/15/23	CCC+	504,375
2,450	Total Diversified Financial Services				2,483,620
	Diversified Telecommunication Services – 1.4%
1,000	CenturyLink Inc	6.750%	12/01/23	BB	1,096,250
	Electric Utilities – 2.8%
1,500	Pacific Gas and Electric Co	1.750%	6/16/22	BBB-	1,501,449
600	TerraForm Power Operating LLC, 144A	4.250%	1/31/23	BB	614,928
2,100	Total Electric Utilities				2,116,377
	Equity Real Estate Investment Trust – 2.5%
750	GLP Capital LP / GLP Financing II Inc	5.375%	11/01/23	BBB-	802,470
1,100	MPT Operating Partnership LP / MPT Finance Corp	5.500%	5/01/24	BBB-	1,113,750
1,850	Total Equity Real Estate Investment Trust				1,916,220
	Food Products – 1.7%
1,250	MARB BondCo PLC, 144A	7.000%	3/15/24	BB	1,292,500
	Gas Utilities – 2.7%
900	AmeriGas Partners LP / AmeriGas Finance Corp	5.625%	5/20/24	BB	952,101
825	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.500%	6/01/24	BB-	830,173
270	Western Midstream Operating LP	4.000%	7/01/22	BB+	271,600
1,995	Total Gas Utilities				2,053,874
	Health Care Providers & Services – 4.4%
750	CHS/Community Health Systems Inc, 144A	8.625%	1/15/24	B-	746,250
500	HCA Inc	5.875%	5/01/23	Ba2	544,273
850	MEDNAX Inc, 144A	5.250%	12/01/23	B+	858,100
500	Molina Healthcare Inc	5.375%	11/15/22	BB-	522,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Health Care Providers & Services (continued)
$600	Tenet Healthcare Corp	6.750%	6/15/23	B-	$630,000
3,200	Total Health Care Providers & Services				3,301,123
	Hotels, Restaurants & Leisure – 4.5%
750	1011778 BC ULC / New Red Finance Inc, 144A	4.250%	5/15/24	BB+	763,837
1,000	International Game Technology PLC, 144A	6.250%	2/15/22	BB	1,021,250
1,000	MGM Resorts International	6.000%	3/15/23	BB	1,037,405
600	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	4.250%	5/30/23	BB-	568,500
3,350	Total Hotels, Restaurants & Leisure				3,390,992
	Household Durables – 5.2%
1,250	KB Home	7.625%	5/15/23	BB	1,371,875
650	Lennar Corp	4.875%	12/15/23	BBB-	698,831
785	Taylor Morrison Communities Inc / Taylor Morrison Holdings II Inc, 144A	5.625%	3/01/24	BB	836,025
900	Toll Brothers Finance Corp	5.625%	1/15/24	BBB-	985,500
3,585	Total Household Durables				3,892,231
	Insurance – 0.6%
400	Acrisure LLC / Acrisure Finance Inc, 144A	8.125%	2/15/24	B	419,000
	Leisure Products – 0.6%
500	Mattel Inc	3.150%	3/15/23	B	485,000
	Media – 3.9%
850	AMC Networks Inc	5.000%	4/01/24	BB	869,125
375	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.000%	3/01/23	BB+	379,545
600	CSC Holdings LLC	5.250%	6/01/24	B	643,500
750	DISH DBS Corp	5.000%	3/15/23	B2	765,000
269	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB-	269,673
2,844	Total Media				2,926,843
	Metals & Mining – 5.9%
850	Commercial Metals Co	4.875%	5/15/23	BB+	884,000
650	Constellium SE, 144A	5.750%	5/15/24	B	661,375
1,250	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B-	1,198,438
1,125	FMG Resources August 2006 Pty Ltd, 144A	5.125%	5/15/24	BB+	1,200,937
500	Freeport-McMoRan Inc	3.875%	3/15/23	Ba1	515,105
4,375	Total Metals & Mining				4,459,855
	Oil, Gas & Consumable Fuels – 13.5%
500	Antero Resources Corp	5.125%	12/01/22	B	407,500
300	Buckeye Partners LP	4.150%	7/01/23	BB	296,187

JHAA	Nuveen Corporate Income 2023 Target Term Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$500	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B-	$447,605
225	Continental Resources, Inc	4.500%	4/15/23	BBB-	214,517
250	Energy Transfer Operating LP	5.875%	1/15/24	BBB-	274,957
500	EnLink Midstream Partners LP	4.400%	4/01/24	BB+	450,365
500	EQM Midstream Partners LP	4.750%	7/15/23	BB	499,375
1,000	Genesis Energy LP / Genesis Energy Finance Corp	6.000%	5/15/23	B+	907,500
1,500	Leviathan Bond Ltd, 144A	5.750%	6/30/23	BB	1,544,828
1,000	NAK Naftogaz Ukraine via Kondor Finance PLC	7.375%	7/19/22	B	1,004,231
500	Occidental Petroleum Corp	2.700%	2/15/23	BB+	457,500
1,000	Petroleos Mexicanos	4.875%	1/18/24	BBB	987,500
500	QEP Resources, Inc	5.250%	5/01/23	B+	363,750
1,000	SM Energy Co	5.000%	1/15/24	B-	535,000
1,100	Sunoco LP / Sunoco Finance Corp	4.875%	1/15/23	BB	1,105,500
750	Western Midstream Operating LP, (3-Month LIBOR reference rate + 1.850% spread), (3)	2.116%	1/13/23	BB+	697,500
11,125	Total Oil, Gas & Consumable Fuels				10,193,815
	Pharmaceuticals – 3.3%
1,125	Bausch Health Cos Inc, 144A	7.000%	3/15/24	BB	1,164,375
1,300	Teva Pharmaceutical Finance Netherlands III BV	6.000%	4/15/24	Ba2	1,326,000
2,425	Total Pharmaceuticals				2,490,375
	Real Estate Management & Development – 0.8%
600	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	4.875%	6/01/23	CCC+	594,000
	Specialty Retail – 1.4%
1,000	L Brands Inc	5.625%	10/15/23	B+	1,045,000
	Technology Hardware, Storage & Peripherals – 0.5%
375	EMC Corp	3.375%	6/01/23	BB	385,849
	Trading Companies & Distributors – 0.6%
400	Aircastle Ltd	4.400%	9/25/23	BBB	396,984
50	WESCO Distribution Inc	5.375%	12/15/21	BB-	50,000
450	Total Trading Companies & Distributors				446,984
	Transportation Infrastructure – 1.4%
1,000	Rumo Luxembourg Sarl, 144A	7.375%	2/09/24	BB	1,048,500
	Wireless Telecommunication Services – 0.8%
525	Sprint Corp	7.875%	9/15/23	BB+	601,519
$63,810	Total Corporate Bonds (cost $63,144,075)				64,275,912

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 37.4% (28.2% of Total Investments) (4)
	Airlines – 0.7%
$500	Delta Air Lines, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa2	$500,000
	Auto Components – 0.4%
297	Adient Global Holdings, Initial Term Loan	4.492%	3-Month LIBOR	4.250%	5/06/24	Ba3	294,517
	Beverages – 0.7%
620	Arctic Glacier U.S.A., Inc. Term Loan B	4.500%	3-Month LIBOR	3.500%	3/20/24	CCC+	536,406
	Building Products – 1.4%
1,087	C.H.I. Overhead Doors, Inc., Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	7/31/22	B	1,079,903
	Chemicals – 0.3%
248	Ineos US Finance LLC, Term Loan	2.189%	2-Month LIBOR	2.000%	3/31/24	BBB-	241,700
	Commercial Services & Supplies – 1.3%
368	Granite Acquisition Inc., Term Loan B	4.500%	3-Month LIBOR	3.500%	12/17/21	B+	366,844
639	R.R. Donnelley & Sons Company, Term Loan B	5.147%	1-Month LIBOR	5.000%	1/15/24	B+	613,080
1,007	Total Commercial Services & Supplies						979,924
	Communications Equipment – 1.1%
856	Univision Communications, Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	826,128
	Containers & Packaging – 2.6%
744	Berry Global, Inc., Term Loan X	2.156%	1-Month LIBOR	2.000%	1/19/24	BBB-	734,222
584	Flex Acquisition Company, Inc., Term Loan, First Lien	4.000%	3-Month LIBOR	3.000%	12/31/23	B	572,411
630	TricorBraun Holdings, Inc. Term Loan B	6.000%	Prime	2.750%	11/30/23	B2	624,800
1,958	Total Containers & Packaging						1,931,433
	Distributors – 1.2%
247	Alpha 3 B.V., Term Loan B1	4.000%	3-Month LIBOR	3.000%	1/31/24	B2	243,951
639	Spin Holdco Inc., Term Loan B1, First Lien	4.250%	3-Month LIBOR	3.250%	11/14/22	B2	626,994
886	Total Distributors						870,945
	Electric Utilities – 0.4%
295	Calpine Corporation, Term Loan B5	2.400%	1-Month LIBOR	2.250%	1/15/24	BB+	287,144
	Health Care Providers & Services – 5.5%
998	Air Medical Group Holdings, Inc., Term Loan B	4.250%	3-Month LIBOR	3.250%	4/28/22	B1	996,503
495	ExamWorks Group, Inc. Term Loan	4.250%	3-Month LIBOR	3.250%	7/27/23	B1	492,385
997	Onex TSG Intermediate Corp, Term Loan, First Lien	5.000%	3-Month LIBOR	4.000%	7/29/22	B1	948,004

JHAA	Nuveen Corporate Income 2023 Target Term Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	Health Care Providers & Services (continued)
$886	Pharmaceutical Product Development, Inc., Term Loan B	3.500%	1-Month LIBOR	2.500%	8/18/22	Ba2	$884,353
982	Team Health, Inc., Initial Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	828,273
4,358	Total Health Care Providers & Services						4,149,518
	Health Care Technology – 1.6%
706	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	692,358
500	IQVIA Inc., Term Loan B1	1.897%	1-Month LIBOR	1.750%	3/07/24	BBB-	493,937
1,206	Total Health Care Technology						1,186,295
	Hotels, Restaurants & Leisure – 2.5%
717	Boyd Gaming Corporation, Refinancing Term Loan B	2.356%	1-Week LIBOR	2.250%	9/15/23	BB-	699,786
500	CCM Merger, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	498,202
297	CityCenter Holdings LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	4/18/24	B+	285,722
493	Travel Leaders Group, LLC, Term Loan B	4.147%	1-Month LIBOR	4.000%	1/25/24	CCC	367,244
2,007	Total Hotels, Restaurants & Leisure						1,850,954
	Household Durables – 0.8%
638	Wilsonart LLC, Term Loan B	4.250%	3-Month LIBOR	3.250%	12/19/23	B+	634,302
	Household Products – 1.2%
500	KIK Custom Products Inc., Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	B1	498,120
388	Reynolds Group Holdings, Inc., Term Loan, First Lien	5.000%	Prime	1.750%	2/05/23	B+	384,336
888	Total Household Products						882,456
	Insurance – 1.3%
396	Asurion LLC, Term Loan B6	3.147%	1-Month LIBOR	3.000%	11/03/23	Ba3	390,651
638	USI Holdings Corporation, Initial Term Loan	3.220%	3-Month LIBOR	3.000%	5/16/24	B	618,794
1,034	Total Insurance						1,009,445
	Interactive Media & Services – 0.6%
500	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B+	491,877
	Internet & Direct Marketing Retail – 1.3%
982	CNT Holdings III Corp, Term Loan	4.000%	1-Month LIBOR	3.000%	1/22/23	B1	981,735
	IT Services – 0.7%
563	Tempo Acquisition LLC, Term Loan B	2.906%	1-Month LIBOR	2.750%	5/01/24	B1	551,042
	Machinery – 1.7%
446	Blount International, Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	4/12/23	B1	444,358

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	Machinery (continued)
$840	Gates Global LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	4/01/24	B1	$829,045
1,286	Total Machinery						1,273,403
	Media – 2.5%
961	Array Canada Inc., Term Loan	6.000%	3-Month LIBOR	5.000%	2/10/23	Caa1	502,010
247	CDS U.S. Intermediate Holdings, Inc. Term Loan B, (6)	6.500%	3-Month LIBOR	5.500%	7/08/22	N/R	121,797
750	Gray Television, Inc., Term Loan B2	2.405%	1-Month LIBOR	2.250%	2/07/24	BB+	735,802
565	Nexstar Broadcasting, Inc., Term Loan B3	2.395%	1-Month LIBOR	2.250%	1/17/24	BB	551,893
2,523	Total Media						1,911,502
	Pharmaceuticals – 0.8%
595	Endo Luxembourg Finance Company I S.a r.l., 2017 Term Loan B	5.000%	3-Month LIBOR	4.250%	4/29/24	B+	568,594
	Professional Services – 1.5%
638	AlixPartners, LLP, Term Loan B	2.645%	1-Month LIBOR	2.500%	4/04/24	B+	624,259
489	CHG Healthcare Services Inc., Term Loan B, First Lien	4.000%	6-Month LIBOR	3.000%	6/07/23	B	481,693
1,127	Total Professional Services						1,105,952
	Road & Rail – 1.6%
1,227	Hertz Corporation, Term Loan B1, (6)	3.500%	3-Month LIBOR	2.750%	6/30/23	N/R	1,179,740
	Software – 1.0%
87	Avast Software B.V., Term Loan B	3.250%	3-Month LIBOR	2.250%	9/30/23	Ba2	86,923
761	nThrive, Inc., Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	10/20/22	CCC+	697,919
848	Total Software						784,842
	Specialty Retail – 1.3%
951	Petsmart Inc., Term Loan B, First Lien	4.500%	3-Month LIBOR	3.500%	3/11/22	B	950,525
	Technology Hardware, Storage & Peripherals – 0.6%
500	Diebold Nixdorf Inc., Term Loan B1, (WI/DD)	TBD	TBD	TBD	TBD	B-	482,658
	Textiles, Apparel & Luxury Goods – 0.5%
396	Strategic Partners Acquisition Corp., Term Loan	4.750%	1-Month LIBOR	3.750%	6/30/23	B	390,000
	Wireless Telecommunication Services – 0.3%
249	Asurion LLC, Term Loan B4	3.147%	1-Month LIBOR	3.000%	8/04/22	Ba3	246,812
$29,632	Total Variable Rate Senior Loan Interests (cost $29,259,036)						28,179,752

JHAA	Nuveen Corporate Income 2023 Target Term Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 2.1% (1.6% of Total Investments)
	Media – 1.5%
$1,275	DISH Network Corp	2.375%	3/15/24	B1	$1,147,436
	Mortgage Real Estate Investment Trust – 0.6%
500	Blackstone Mortgage Trust Inc	4.750%	3/15/23	N/R	471,069
$1,775	Total Convertible Bonds (cost $1,634,091)				1,618,505
	Total Long-Term Investments (cost $94,037,202)				94,074,169

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 7.9% (5.9% of Total Investments)
	REPURCHASE AGREEMENTS – 7.9% (5.9% of Total Investments)
$5,930	Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/30/20, repurchase price $5,929,624, collateralized by $6,075,800, U.S. Treasury Notes, 0.375%, due 9/30/27, value $6,048,271	0.000%	10/01/20	$5,929,624
	Total Short-Term Investments (cost $5,929,624)			5,929,624
	Total Investments (cost $99,966,826) – 132.6%			100,003,793
	Borrowings – (32.5)% (7), (8)			(24,525,000)
	Other Assets Less Liabilities – (0.1)%			(72,470)
	Net Assets Applicable to Common Shares – 100%			$75,406,323
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$64,275,912	$ —	$64,275,912
Variable Rate Senior Loan Interests	—	28,179,752	—	28,179,752
Convertible Bonds	—	1,618,505	—	1,618,505
Short-Term Investments:
Repurchase Agreements	—	5,929,624	—	5,929,624
Total	$ —	$100,003,793	$ —	$100,003,793

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(5)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Borrowings as a percentage of Total Investments is 24.5%.
(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.